INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS
INTANGIBLE ASSETS

16.  INTANGIBLE ASSETS

The details of intangible assets are as follows:

				Other intangible
	Goodwill	Software	License	assets	Total
Gross carrying amount:
Balance, December 31, 2019	1,432	12,480	96	1,571	15,579
Additions	—	2,282	3	3	2,288
Deductions	—	(166)	—	(74)	(240)
Reclassifications/translations	(4)	92	(5)	(26)	57
Balance, December 31, 2020	1,428	14,688	94	1,474	17,684
Accumulated amortization and impairment losses:
Balance, December 31, 2019	(21)	(8,400)	(93)	(619)	(9,133)
Amortization	—	(1,545)	(9)	(176)	(1,730)
Impairment losses	(104)	—	—	—	(104)
Deductions	—	124	—	—	124
Reclassifications/translations	8	(42)	8	31	5
Balance, December 31, 2020	(117)	(9,863)	(94)	(764)	(10,838)
Net book value	1,311	4,825	0	710	6,846

				Other intangible
	Goodwill	Software	License	assets	Total
Gross carrying amount:
Balance, December 31, 2020	1,428	14,688	94	1,474	17,684
Additions	64	2,938	80	11	3,093
Deductions	—	(19)	—	—	(19)
Reclassifications/translations	—	(149)	—	27	(122)
Balance, December 31, 2021	1,492	17,458	174	1,512	20,636
Accumulated amortization and impairment losses:
Balance, December 31, 2020	(117)	(9,863)	(94)	(764)	(10,838)
Amortization	—	(1,828)	(31)	(143)	(2,002)
Impairment losses	(277)	—	—	—	(277)
Deductions	—	11	—	—	11
Reclassifications/translations	—	(34)	—	10	(24)
Balance, December 31, 2021	(394)	(11,714)	(125)	(897)	(13,130)
Net book value	1,098	5,744	49	615	7,506
(i)	Goodwill resulted from the acquisition of Sigma (2008), Admedika (2010), data center PT Bina Data Mandiri ("BDM") (2012), Contact Centres Australia Pty. Ltd. (2014), PT Media Nusantara Data Global ("MNDG") (2015), Melon and PT Griya Silkindo Drajatmoerni ("GSDm") (2016), TSGN and Nutech (2017), SSI, CIP, and Telin Malaysia (2018), PST (2019), and Digiserve (2021) (Note 1d).
(ii)	As of December 31, 2020 and 2021, the impairment of goodwill arising from the acquisition of Sigma, Contact Centres Australia Pty. Ltd., platform Tiketapasaja.com, SSI, and Telin Malaysia amounted to Rp88 billion and RpNil, Rp14 billion and Rp37 billion, Rp2 billion and RpNil, RpNil and Rp179 billion, and RpNil and Rp61 billion, respectively. The impairment losses are presented as part of “Depreciation and amortization expenses” in the consolidated statements of profit or loss and other comprehensive income.
(iii)	The amortization is presented as part of “Depreciation and amortization expenses” in the consolidated statements of profit or loss and other comprehensive income. The remaining amortization periods of software range for the year ended December 2019, 2020 and 2021 are from 1 to 6 years, respectively.
(iv)	As of December 31, 2020 and 2021, the cost of fully amortized intangible assets that are still utilized in operations amounted to Rp7,077 billion and Rp7,910 billion, respectively.